Shareholder Report, Holdings (Details) - Trajan Wealth Income Opportunities ETF	Sep. 30, 2024
Freddie Mac Pool, 6.000%, 7/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motiva Enterprises LLC, 6.850%, 1/15/40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
United States Treasury Note, 4.000%, 1/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Freeport-McMoRan Inc, 5.450%, 3/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fannie Mae Pool, 5.000%, 5/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Freddie Mac Pool, 5.500%, 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Buckeye Partners LP, 5.850%, 11/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Federal Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%